Summary of Non-vested stock and Stock Unit Awards (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Restricted Stock And Stock Units
WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at beginning of year	2.4
Nonvested at end of year	2.0
Stock and Stock Unit Awards
NUMBER
Beginning Balance	2,809,067
Granted	988,421
Vested	(487,980)
Forfeited	(173,012)
Ending Balance	3,136,496
WEIGHTED AVERAGE GRANT-DATE FAIR VALUE PER UNIT
Nonvested at beginning of year	52.33
Granted	43.72
Vested	52.38
Forfeited	49.13
Nonvested at end of year	49.20